Restructuring Activities - Additional Information (Detail) (USD $) In Millions, unless otherwise specified		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Restructuring Plan 2008 [Member]	Dec. 31, 2012 Restructuring Plan 2008 [Member] Cholestech [Member]	Dec. 31, 2010 Restructuring Plan 2008 [Member] Facility and other [Member]	Dec. 31, 2012 Restructuring Plan 2008 [Member] Facility and other [Member] Cholestech [Member]	Dec. 31, 2012 2011 Restructuring Plans [Member] Professional Diagnostics Business Segment [Member]	Dec. 31, 2011 2011 Restructuring Plans [Member] Professional Diagnostics Business Segment [Member]	Dec. 31, 2012 2011 Restructuring Plans [Member] Health Information Solutions [Member]	Dec. 31, 2011 2011 Restructuring Plans [Member] Health Information Solutions [Member]	Dec. 31, 2012 Restructuring Plan 2010 [Member] Facility and other [Member]
Restructuring Cost and Reserve [Line Items]
Additional costs			$ 0.1			$ 3.4	$ 1.8	$ 2.2	$ 1.5
Cash charges remain unpaid					0.6	0.3				0.7
Restructuring plan net recoveries				3.4
Percentage of restructuring charges included in equity earnings		50.00%
Restructuring reserve accrued expenses and other current liabilities	5.0
Restructuring reserve other long-term liabilities	$ 1.2